Taxation (Details) - HKD ($) $ in Millions		6 Months Ended	11 Months Ended	12 Months Ended			24 Months Ended	33 Months Ended	72 Months Ended
	Apr. 01, 2018	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2023
Taxation
Applicable tax rate approved (as a percent)				25.00%	25.00%	25.00%
The Hong Kong profits applicable for the first tier tax rate	$ 2
Beijing Jingdong Shangke Information Technology Co., Ltd. | Software enterprise
Taxation
Number of years exempted from income tax				2 years
Number of years half exempted income tax				3 years
Beijing Wodong Tianjun Information Technology Co., Ltd. [Member] | Software enterprise
Taxation
Number of years half exempted income tax				3 years
PRC
Taxation
Applicable tax rate approved (as a percent)				25.00%
Percentage of claiming tax deductible for research and development expense (as a percent)							150.00%
Percentage of entitled to claim announced by State Taxation Administration (as a percent)									175.00%
Withholding tax rate on dividend distributed by FIE				10.00%
Maximum rate of withholding tax for dividends paid by an FIE in China to its immediate holding company in Hong Kong under specified conditions				5.00%
Minimum ownership percentage of the FIE by foreign investors to qualify for withholding tax rate limit for dividends paid by an FIE in China to its immediate holding company in Hong Kong				25.00%
PRC | High and new technology enterprise
Taxation
Preferential income tax rate (as a percent)				15.00%
PRC | Beijing Jingdong Shangke Information Technology Co., Ltd. | High and new technology enterprise
Taxation
Preferential income tax rate (as a percent)				15.00%
PRC | Beijing Jingdong Shangke Information Technology Co., Ltd. | Software enterprise
Taxation
Reduction percentage of preferential corporate income tax rate				50.00%
Preferential income tax rate (as a percent)					12.50%
PRC | Certain enterprises located in applicable PRC regions | Encouraged industry in the Western Regions of China
Taxation
Preferential income tax rate (as a percent)				15.00%
PRC | Beijing Wodong Tianjun Information Technology Co., Ltd. [Member] | Software enterprise
Taxation
Reduction percentage of preferential corporate income tax rate				50.00%
PRC | Sales of audio, video products and books
Taxation
Statutory VAT rate (as a percent)			10.00%					9.00%
PRC | Sales of other products
Taxation
Statutory VAT rate (as a percent)			16.00%					13.00%
PRC | Logistics services
Taxation
Statutory VAT rate (as a percent)			10.00%	6.00%				9.00%
PRC | Online advertising and other services
Taxation
Statutory VAT rate (as a percent)				6.00%
Percentage of cultural undertaking development fees				3.00%
PRC | Value Added Tax [Member]
Taxation
Reduction percentage of cultural undertaking development fees		50.00%
Indonesia
Taxation
Profit tax rate (as a percent)				22.00%	22.00%	25.00%
Hong Kong | Profit Above Two Million Hon Kong Dollar [Member]
Taxation
Profit tax rate (as a percent)				16.50%
Hong Kong | Profit Below Two Million Hong kong Dollar [Member]
Taxation
Profit tax rate (as a percent)				8.25%
Singapore
Taxation
Profit tax rate (as a percent)				17.00%	17.00%	17.00%